Information about QVC's Operating Segments (Depreciation/Amortization by Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Depreciation	$ 127	$ 126	$ 135
Amortization of intangible assets	431	400	439
QVC-U.S.
Segment Reporting Information [Line Items]
Depreciation	55	51	52
Amortization of intangible assets	362	338	376
QVC-Japan
Segment Reporting Information [Line Items]
Depreciation	23	16	29
Amortization of intangible assets	9	10	12
QVC-Germany
Segment Reporting Information [Line Items]
Depreciation	30	31	33
Amortization of intangible assets	38	33	36
QVC-U.K.
Segment Reporting Information [Line Items]
Depreciation	12	21	13
Amortization of intangible assets	14	12	11
QVC-Italy
Segment Reporting Information [Line Items]
Depreciation	7	7	8
Amortization of intangible assets	$ 8	$ 7	$ 4